Short-Term Borrowings and Long-Term Debt (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short term borrowings
Short-term borrowings	¥ 53,737	¥ 48,785
Unsecured loans, with weighted-average interest rate of 3.08% [Member]
Short term borrowings
Short-term borrowings	0	38,785
Unsecured loans, with a weighted-average interest rate of 4.40% [Member]
Short term borrowings
Short-term borrowings	43,737	0
Secured call money, with weighted-average interest rate of 0.15% [Member]
Short term borrowings
Short-term borrowings	0	10,000
Secured call money, with a weighted-average interest rate of 0.11% [Member]
Short term borrowings
Short-term borrowings	¥ 10,000	¥ 0